GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

(7)     GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill

Goodwill balance before the ATA Online Sale Transaction consisted of RMB 6,880,123 recognized from the acquisition of 5%  equity shares of ATA Testing in 2002, RMB 16,542,727 recognized from the acquisition of Beijing Jindixin Software Technology Company Limited (“Beijing JDX”) and JDX Holdings Limited (“JDX BVI”) in February 2009, RMB 7,589,052 recognized from the acquisition of Xing Wei in November 2013 and RMB 997,123 recognized from the acquisition of Beijing Qihuang Huizhi Technology Co., Limited (“Qihuang Huizhi”), majority owned subsidiary of ATA Online acquired in December 2017. The above goodwill represents the benefits and synergies that the acquired businesses are expected to bring to the Company in relation to the computer-based testing services and expand the Company’s customer base and product offering of testing services.

In December 2017, ATA Online acquired 65% equity interest in Qihuang Huizhi, with a total consideration of RMB 650,000, which was fully paid on December 13, 2017. This acquisition was accounted for under the acquisition method and the excess of cost of acquisition and fair value of the non-controlling interests over the fair value of the identifiable net assets of Qihuang Huizhi, is recorded as goodwill of RMB 997,123.

In December 2017, the Company sold the entire 60% equity interest in Beijing Puhua Huitong Education Technology Co., Limited (“Puhua Technology”) for RMB 2,000,000 in cash, and the goodwill of RMB 1,512,081 recognized from the acquisition of Puhua Technology has been disposed correspondingly.

The change in the carrying amount of goodwill is as follows:

RMB
Balance as of March 31, 2017	32,523,983
Less: Disposal of Puhua Technology	(1,512,081)
Add: Acquisition of Qihuang Huizhi	997,123
Balance as of December 31, 2017	32,009,025
Less: Disposal of discontinued operations (Note 21)	(32,009,025)
Balance as of December 31, 2018	—

(a)	Intangible assets

The following table summarizes the Company’s intangible assets, as of December 31, 2017 and December 31, 2018.

	December 31, 2017
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	6,707,547	(961,982)	—	5,745,565	5
Total intangible assets	6,707,547	(961,982)	—	5,745,565

	December 31, 2018
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	9,251,887	(2,430,708)	—	6,821,179	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(542,940)	—	10,301,399	5
Total intangible assets	20,096,226	(2,973,648)	—	17,122,578

Amortization expenses for intangible assets recognized as cost of revenues and selling expenses were RMB 208,868, RMB 753,114 and RMB 2,011,666  for the year ended March 31, 2017, nine months ended December 31, 2017 and the year ended December 31, 2018, respectively.

(i)

Education assessment caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

(ii)

Software platform of Project Shuang Chuang is the software platform purchased from a third party for providing vocational assessment and training services that focuses on the innovation related competencies of college students.

As of December 31, 2018, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2019	4,023,583
2020	4,023,583
2021	4,023,583
2022	3,061,602
2023	1,990,227